CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary shares [Member]
Ordinary shares, par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	400,000,000	400,000,000
Ordinary shares, shares issued	149,196,117	149,196,117
Ordinary shares, shares outstanding	128,227,316	133,336,411
Class B Ordinary shares [Member]
Ordinary shares, par or stated value per share	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	24,734,013	24,734,013
Ordinary shares, shares outstanding	24,734,013	24,734,013